Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

June 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Health Care – 18.8%
Biotechnology – 9.0%
Allakos, Inc.(a)	19,682	$1,680,252
Allogene Therapeutics, Inc.(a)	67,631	1,763,817
Annexon, Inc.(a)	64,140	1,443,791
Arena Pharmaceuticals, Inc.(a)	37,988	2,590,782
Arrowhead Pharmaceuticals, Inc.(a)	52,022	4,308,462
Ascendis Pharma A/S (Sponsored ADR)(a)	6,697	880,990
Biohaven Pharmaceutical Holding Co., Ltd.(a)	33,561	3,258,102
Bioxcel Therapeutics, Inc.(a)	26,468	769,160
Blueprint Medicines Corp.(a)	31,665	2,785,253
Coherus Biosciences, Inc.(a)	88,719	1,226,984
Denali Therapeutics, Inc.(a)	41,960	3,291,342
Dicerna Pharmaceuticals, Inc.(a)	55,759	2,080,926
Eagle Pharmaceuticals, Inc./DE(a)	22,532	964,370
Emergent BioSolutions, Inc.(a)	27,391	1,725,359
Fate Therapeutics, Inc.(a)	39,990	3,470,732
Halozyme Therapeutics, Inc.(a)	72,522	3,293,224
Ideaya Biosciences, Inc.(a)	70,330	1,476,227
Insmed, Inc.(a)	55,311	1,574,151
Instil Bio, Inc.(a)	81,990	1,584,047
Intellia Therapeutics, Inc.(a)	37,970	6,147,723
Invitae Corp.(a)	36,000	1,214,280
Iovance Biotherapeutics, Inc.(a)	40,308	1,048,814
Karuna Therapeutics, Inc.(a)	16,964	1,933,726
Kodiak Sciences, Inc.(a)	20,860	1,939,980
Mirati Therapeutics, Inc.(a)	19,331	3,122,536
Natera, Inc.(a)	38,317	4,350,129
Novavax, Inc.(a)	7,080	1,503,155
Relay Therapeutics, Inc.(a)	40,160	1,469,454
TG Therapeutics, Inc.(a)	60,950	2,364,251
Turning Point Therapeutics, Inc. - Class I(a)	23,094	1,801,794
Twist Bioscience Corp.(a)	25,405	3,385,216
Ultragenyx Pharmaceutical, Inc.(a)	29,394	2,802,718
Vericel Corp.(a)	36,040	1,892,100
Vir Biotechnology, Inc.(a)	43,427	2,053,229
Y-mAbs Therapeutics, Inc.(a)	38,689	1,307,688
Zentalis Pharmaceuticals, Inc.(a)	34,370	1,828,484

		80,333,248

Health Care Equipment & Supplies – 3.3%
CONMED Corp.	23,779	3,267,948
Globus Medical, Inc. - Class A(a)	35,646	2,763,634
Integer Holdings Corp.(a)	58,280	5,489,976
iRhythm Technologies, Inc.(a)	7,165	475,398
Meridian Bioscience, Inc.(a)	75,304	1,670,243
Mesa Laboratories, Inc.	7,340	1,990,388
Natus Medical, Inc.(a)	106,870	2,776,483

Company	Shares	U.S. $ Value

Nevro Corp.(a)	23,621	$3,916,125
Orthofix Medical, Inc.(a)	80,440	3,226,448
STAAR Surgical Co.(a)	25,550	3,896,375

		29,473,018

Health Care Providers & Services – 3.2%
Allovir, Inc.(a)	34,240	675,898
AMN Healthcare Services, Inc.(a)	61,655	5,979,302
Chemed Corp.	5,645	2,678,553
Community Health Systems, Inc.(a)	161,030	2,486,303
LHC Group, Inc.(a)	14,963	2,996,490
MEDNAX, Inc.(a)	171,350	5,166,202
Owens & Minor, Inc.	60,670	2,568,161
Tenet Healthcare Corp.(a)	91,297	6,115,986

		28,666,895

Health Care Technology – 1.3%
Computer Programs & Systems, Inc.	114,540	3,806,164
Health Catalyst, Inc.(a)	93,874	5,210,946
NextGen Healthcare, Inc.(a)	136,880	2,270,839

		11,287,949

Life Sciences Tools & Services – 1.6%
ICON PLC(a)	11,895	2,458,816
Medpace Holdings, Inc.(a)	26,932	4,756,999
NeoGenomics, Inc.(a)	55,720	2,516,872
Repligen Corp.(a)	6,306	1,258,804
Syneos Health, Inc.(a)	43,206	3,866,505

		14,857,996

Pharmaceuticals – 0.4%
Corcept Therapeutics, Inc.(a)	69,464	1,528,208
Revance Therapeutics, Inc.(a)	61,247	1,815,361

		3,343,569

		167,962,675

Industrials – 16.4%
Aerospace & Defense – 0.5%
AAR Corp.(a)	111,670	4,327,212

Air Freight & Logistics – 0.6%
Echo Global Logistics, Inc.(a)	87,012	2,674,749
Radiant Logistics, Inc.(a)	343,333	2,379,298

		5,054,047

Airlines – 0.4%
SkyWest, Inc.(a)	92,424	3,980,702

Building Products – 1.7%
Builders FirstSource, Inc.(a)	102,017	4,352,045
Masonite International Corp.(a)	44,190	4,940,000
Simpson Manufacturing Co., Inc.	30,835	3,405,418

Company	Shares	U.S. $ Value

UFP Industries, Inc.	39,357	$2,925,799

		15,623,262

Commercial Services & Supplies – 0.4%
Tetra Tech, Inc.	31,182	3,805,451

Construction & Engineering – 2.5%
AECOM(a)	65,487	4,146,637
BrightView Holdings, Inc.(a)	115,690	1,864,923
Comfort Systems USA, Inc.	68,544	5,400,582
EMCOR Group, Inc.	51,120	6,297,473
MasTec, Inc.(a)	43,114	4,574,395

		22,284,010

Electrical Equipment – 0.5%
Regal Beloit Corp.	30,150	4,025,326

Machinery – 3.1%
Barnes Group, Inc.	47,037	2,410,646
Kadant, Inc.	12,260	2,158,863
Meritor, Inc.(a)	139,313	3,262,711
Middleby Corp. (The)(a)	25,290	4,381,745
Oshkosh Corp.	33,240	4,143,034
Shyft Group, Inc. (The)	80,150	2,998,412
Terex Corp.	102,520	4,882,002
Wabash National Corp.	231,491	3,703,856

		27,941,269

Professional Services – 3.6%
ASGN, Inc.(a)	50,694	4,913,770
CACI International, Inc. - Class A(a)	6,426	1,639,401
Insperity, Inc.	49,491	4,472,502
KBR, Inc.	120,514	4,597,609
Kforce, Inc.	54,640	3,438,495
Korn Ferry	79,500	5,767,725
ManTech International Corp./VA - Class A	19,560	1,692,722
Science Applications International Corp.	24,790	2,174,827
TriNet Group, Inc.(a)	50,230	3,640,670

		32,337,721

Road & Rail – 1.0%
ArcBest Corp.	57,452	3,343,132
Saia, Inc.(a)	27,420	5,744,216

		9,087,348

Trading Companies & Distributors – 2.1%
Applied Industrial Technologies, Inc.	56,197	5,117,299
Boise Cascade Co.	75,632	4,413,127
GMS, Inc.(a)	88,661	4,268,141
MRC Global, Inc.(a)	413,550	3,887,370
Rush Enterprises, Inc. - Class A	18,480	799,075

		18,485,012

		146,951,360

Company	Shares	U.S. $ Value

Financials – 16.2%
Banks – 8.2%
1st Source Corp.	50,437	$2,343,303
Associated Banc-Corp.	193,710	3,967,181
Bancorp, Inc. (The)(a)	179,708	4,135,081
Bank of NT Butterfield & Son Ltd. (The)	72,910	2,584,660
Cathay General Bancorp	68,550	2,698,128
Civista Bancshares, Inc.	141,839	3,134,642
Community Trust Bancorp, Inc.	43,890	1,772,278
First Citizens BancShares, Inc./NC - Class A	4,583	3,816,447
First Horizon Corp.	233,584	4,036,332
Great Southern Bancorp, Inc.	44,229	2,383,943
Hilltop Holdings, Inc.	131,056	4,770,438
Home BancShares, Inc./AR	216,000	5,330,880
International Bancshares Corp.	79,390	3,409,007
Northeast Bank	91,941	2,746,278
Republic Bancorp, Inc./KY - Class A	52,740	2,432,896
Sterling Bancorp/DE	170,346	4,222,877
Synovus Financial Corp.	82,832	3,634,668
Texas Capital Bancshares, Inc.(a)	56,630	3,595,439
Webster Financial Corp.	74,851	3,992,552
Western Alliance Bancorp	43,720	4,059,402
Wintrust Financial Corp.	55,250	4,178,558

		73,244,990

Capital Markets – 1.9%
Cowen, Inc. - Class A	116,851	4,796,734
Evercore, Inc. - Class A	27,032	3,805,295
Houlihan Lokey, Inc.	40,796	3,336,705
Moelis & Co.	94,750	5,390,327

		17,329,061

Consumer Finance – 1.5%
Navient Corp.	284,517	5,499,714
Nelnet, Inc. - Class A	39,533	2,974,067
OneMain Holdings, Inc.	73,324	4,392,841

		12,866,622

Insurance – 1.8%
Assured Guaranty Ltd.	92,340	4,384,303
Goosehead Insurance, Inc. - Class A	22,281	2,836,371
Hanover Insurance Group, Inc. (The)	31,320	4,248,245
Primerica, Inc.	28,750	4,402,775

		15,871,694

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
Ellington Financial, Inc.	117,851	2,256,846
PennyMac Mortgage Investment Trust	99,930	2,104,526

		4,361,372

Thrifts & Mortgage Finance – 2.3%
BankUnited, Inc.	121,229	5,175,266
Essent Group Ltd.	39,897	1,793,370
Flagstar Bancorp, Inc.	70,516	2,980,711
MGIC Investment Corp.	304,020	4,134,672
Mr Cooper Group, Inc.(a)	145,240	4,801,635

Company	Shares	U.S. $ Value

PennyMac Financial Services, Inc.	32,538	$2,008,245

		20,893,899

		144,567,638

Consumer Discretionary – 15.3%
Auto Components – 2.0%
Dana, Inc.	144,590	3,435,458
Fox Factory Holding Corp.(a)	30,260	4,710,272
Goodyear Tire & Rubber Co. (The)(a)	265,580	4,554,697
LCI Industries	26,420	3,472,116
Patrick Industries, Inc.	28,562	2,085,026

		18,257,569

Automobiles – 0.6%
Thor Industries, Inc.	21,957	2,481,141
Winnebago Industries, Inc.	46,756	3,177,538

		5,658,679

Diversified Consumer Services – 0.7%
Hillenbrand, Inc.	113,002	4,981,128
Perdoceo Education Corp.(a)	138,342	1,697,457

		6,678,585

Hotels, Restaurants & Leisure – 4.0%
Churchill Downs, Inc.	22,440	4,448,954
Dine Brands Global, Inc.(a)	33,680	3,005,940
Hilton Grand Vacations, Inc.(a)	123,283	5,102,683
Marriott Vacations Worldwide Corp.(a)	22,896	3,647,333
Papa John’s International, Inc.	38,860	4,058,538
Planet Fitness, Inc.(a)	26,433	1,989,083
Scientific Games Corp./DE - Class A(a)	50,490	3,909,946
Texas Roadhouse, Inc. - Class A	44,280	4,259,736
Travel & Leisure Co.	57,381	3,411,301
Wingstop, Inc.	10,688	1,684,750

		35,518,264

Household Durables – 2.2%
KB Home	121,570	4,950,330
Lovesac Co. (The)(a)	30,903	2,465,750
Meritage Homes Corp.(a)	40,320	3,793,306
Taylor Morrison Home Corp. - Class A(a)	182,751	4,828,281
TopBuild Corp.(a)	17,256	3,412,892

		19,450,559

Leisure Products – 0.4%
Malibu Boats, Inc.(a)	27,208	1,995,162
MasterCraft Boat Holdings, Inc.(a)	48,685	1,279,929

		3,275,091

Specialty Retail – 3.5%
Citi Trends, Inc.(a)	21,360	1,858,320
Floor & Decor Holdings, Inc. - Class A(a)	18,542	1,959,889

Company	Shares	U.S. $ Value

Foot Locker, Inc.	66,494	$4,098,025
Genesco, Inc.(a)	71,061	4,525,165
Lithia Motors, Inc. - Class A	10,718	3,683,134
RH(a)	5,560	3,775,240
Sally Beauty Holdings, Inc.(a)	174,460	3,850,332
Sleep Number Corp.(a)	26,503	2,914,005
Zumiez, Inc.(a)	85,698	4,198,345

		30,862,455

Textiles, Apparel & Luxury Goods – 1.9%
Carter’s, Inc.	38,950	4,018,471
Crocs, Inc.(a)	42,522	4,954,663
Deckers Outdoor Corp.(a)	12,080	4,639,566
Oxford Industries, Inc.	31,845	3,147,560

		16,760,260

		136,461,462

Information Technology – 14.6%
Communications Equipment – 0.8%
CommScope Holding Co., Inc.(a)	214,100	4,562,471
Plantronics, Inc.(a)	58,620	2,446,213

		7,008,684

Electronic Equipment, Instruments & Components – 3.5%
Allegro MicroSystems, Inc.(a)	115,920	3,210,984
Avnet, Inc.	105,160	4,214,813
Fabrinet(a)	24,738	2,371,632
Insight Enterprises, Inc.(a)	52,780	5,278,528
Jabil, Inc.	77,999	4,533,302
OSI Systems, Inc.(a)	30,452	3,095,141
PC Connection, Inc.	44,294	2,049,483
Sanmina Corp.(a)	84,596	3,295,860
SYNNEX Corp.	28,633	3,486,354

		31,536,097

IT Services – 2.5%
Concentrix Corp.(a)	15,933	2,562,026
EVERTEC, Inc.	81,834	3,572,054
Maximus, Inc.	31,531	2,773,782
Perficient, Inc.(a)	53,176	4,276,414
TTEC Holdings, Inc.	49,350	5,087,492
WNS Holdings Ltd. (ADR)(a)	53,182	4,247,646

		22,519,414

Semiconductors & Semiconductor Equipment – 3.4%
Kulicke & Soffa Industries, Inc.	80,913	4,951,876
Lattice Semiconductor Corp.(a)	101,868	5,722,944
MACOM Technology Solutions Holdings, Inc.(a)	69,550	4,456,764
MKS Instruments, Inc.	17,662	3,142,953
Semtech Corp.(a)	86,970	5,983,536

Company	Shares	U.S. $ Value

Synaptics, Inc.(a)	41,369	$6,436,189

		30,694,262

Software – 3.9%
Box, Inc.(a)	76,670	1,958,919
CommVault Systems, Inc.(a)	49,518	3,870,822
Digital Turbine, Inc.(a)	19,790	1,504,634
Everbridge, Inc.(a)	10,880	1,480,550
J2 Global, Inc.(a)	47,519	6,536,238
Manhattan Associates, Inc.(a)	30,995	4,489,316
Progress Software Corp.	71,561	3,309,696
Rapid7, Inc.(a)	32,760	3,100,079
SPS Commerce, Inc.(a)	24,800	2,476,280
Varonis Systems, Inc.(a)	40,090	2,309,986
Vonage Holdings Corp.(a)	259,400	3,737,954

		34,774,474

Technology Hardware, Storage & Peripherals – 0.5%
NCR Corp.(a)	98,779	4,505,310

		131,038,241

Real Estate – 5.3%
Equity Real Estate Investment Trusts (REITs) – 4.5%
Alexander & Baldwin, Inc.	171,509	3,142,045
Apple Hospitality REIT, Inc.	118,630	1,810,294
CareTrust REIT, Inc.	97,747	2,270,663
Cousins Properties, Inc.	48,306	1,776,695
First Industrial Realty Trust, Inc.	36,096	1,885,294
Healthcare Realty Trust, Inc.	81,800	2,470,360
Industrial Logistics Properties Trust	96,380	2,519,373
MGM Growth Properties LLC - Class A	52,960	1,939,395
NexPoint Residential Trust, Inc.	60,290	3,314,744
Physicians Realty Trust	108,542	2,004,771
RLJ Lodging Trust	293,659	4,472,427
Sabra Health Care REIT, Inc.	155,430	2,828,826
Service Properties Trust	350,350	4,414,410
STAG Industrial, Inc.	91,124	3,410,771
Terreno Realty Corp.	35,224	2,272,652

		40,532,720

Real Estate Management & Development – 0.8%
RE/MAX Holdings, Inc. - Class A	95,093	3,169,450
Realogy Holdings Corp.(a)	205,091	3,736,758

		6,906,208

		47,438,928

Materials – 5.0%
Chemicals – 2.5%
AdvanSix, Inc.(a)	159,540	4,763,865
Element Solutions, Inc.	139,240	3,255,431
Huntsman Corp.	145,665	3,863,036
Innospec, Inc.	38,730	3,509,325
Orion Engineered Carbons SA(a)	227,810	4,326,112

Company	Shares	U.S. $ Value

Stepan Co.	24,120	$2,900,912

		22,618,681

Metals & Mining – 2.1%
B2Gold Corp.	436,440	1,837,412
Carpenter Technology Corp.	122,790	4,938,614
Commercial Metals Co.	137,362	4,219,761
Reliance Steel & Aluminum Co.	26,162	3,947,846
Schnitzer Steel Industries, Inc. - Class A	80,720	3,959,316

		18,902,949

Paper & Forest Products – 0.4%
Louisiana-Pacific Corp.	58,635	3,535,104

		45,056,734

Energy – 3.5%
Energy Equipment & Services – 1.6%
Cactus, Inc. - Class A	125,160	4,595,875
Helix Energy Solutions Group, Inc.(a)	787,560	4,496,968
Oil States International, Inc.(a)	271,670	2,132,610
Patterson-UTI Energy, Inc.	266,830	2,652,290

		13,877,743

Oil, Gas & Consumable Fuels – 1.9%
Cimarex Energy Co.	59,300	4,296,285
HollyFrontier Corp.	88,212	2,902,175
Matador Resources Co.	166,840	6,007,908
Renewable Energy Group, Inc.(a)	51,593	3,216,308
Teekay Tankers Ltd. - Class A(a)	46,815	675,072

		17,097,748

		30,975,491

Consumer Staples – 1.8%
Food & Staples Retailing – 0.3%
Village Super Market, Inc. - Class A	104,068	2,446,639

Food Products – 1.2%
Calavo Growers, Inc.	35,075	2,224,457
Freshpet, Inc.(a)	25,467	4,150,102
Hain Celestial Group, Inc. (The)(a)	81,745	3,279,609
John B Sanfilippo & Son, Inc.	16,745	1,483,105

		11,137,273

Personal Products – 0.3%
USANA Health Sciences, Inc.(a)	27,150	2,780,974

		16,364,886

Utilities – 1.1%
Electric Utilities – 0.7%
ALLETE, Inc.	48,780	3,413,625
Otter Tail Corp.	69,540	3,394,247

		6,807,872

Company	Shares	U.S. $ Value

Gas Utilities – 0.2%
Chesapeake Utilities Corp.	15,110	$1,818,186

Multi-Utilities – 0.2%
NorthWestern Corp.	26,285	1,582,883

		10,208,941

Communication Services – 0.7%
Entertainment – 0.2%
IMAX Corp.(a)	104,340	2,243,310

Media – 0.5%
Nexstar Media Group, Inc. - Class A	29,508	4,363,643

		6,606,953

Total Common Stocks (cost $584,363,745)		883,633,309

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $2,960,972)	2,960,972	2,960,972

Total Investments – 99.1% (cost $587,324,717)(e)		886,594,281
Other assets less liabilities – 0.9%		8,439,403

Net Assets – 100.0%		$895,033,684

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Purchased Contracts
E-Mini Russell 2000 Futures	238	September 2021	$27,462,820	$(180,992)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $310,650,864 and gross unrealized depreciation of investments was $(11,562,292), resulting in net unrealized appreciation of $299,088,572.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$883,633,309	$—	$—	$883,633,309
Short-Term Investments	2,960,972	—	—	2,960,972

Total Investments in Securities	886,594,281	—	—	886,594,281
Other Financial Instruments(b):
Assets:

Liabilities:
Futures	(180,992)	—	—	(180,992)

Total	$886,413,289	$—	$—	$886,413,289

(a)	See schedule of investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,936	$80,620	$81,595	$2,961	$0	*

*	Amount less than $500.